Components of Domestic and Foreign Income (Loss) and Provision for Current and Deferred Income Taxes (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Income (loss) before income taxes:
Sony Corporation and all subsidiaries in Japan	¥ (88,855)	¥ 98,152	¥ 182,170
Foreign subsidiaries	128,584	(72,411)	59,914
Income (loss) before income taxes	39,729	25,741	242,084
Income taxes - Current:
Sony Corporation and all subsidiaries in Japan	40,321	41,339	34,288
Foreign subsidiaries	40,430	59,904	41,446
Current	80,751	101,243	75,734
Income taxes - Deferred:
Sony Corporation and all subsidiaries in Japan	(3,306)	(6,330)	75,149
Foreign subsidiaries	11,288	(331)	(10,485)
Deferred	7,982	(6,661)	64,664
Total income tax expense	¥ 88,733	¥ 94,582	¥ 140,398